Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.3%
Aerospace/Defense - 2.2%
Aerojet Rocketdyne Holdings, Inc. (a)	16,773	$873,370
National Presto Industries, Inc.	1,068	92,051
		965,421
Agriculture - 1.7%
Vector Group Ltd. (b)	54,712	718,916
Apparel - 2.0%
Kontoor Brands, Inc.	22,563	860,553
Auto Manufacturers - 0.6%
Wabash National Corp. (b)	21,782	252,671
Auto Parts & Equipment - 1.0%
GARRETT MOTION, Inc. (a)	53,364	449,325
Auto Parts&Equipment - 0.9%
Gentherm, Inc. (a)(b)	8,319	383,589
Biotechnology - 2.1%
Innoviva, Inc. (a)(b)	65,050	898,015
Building Materials - 4.8%
Boise Cascade Co.	14,717	532,755
Gibraltar Industries, Inc. (a)	7,908	431,144
Patrick Industries, Inc. (b)	11,305	586,503
SPX Corp. (a)	10,650	522,596
		2,072,998
Coal - 2.5%
CONSOL Energy, Inc. (a)(b)	32,425	263,615
Warrior Met Coal, Inc.	44,186	833,348
		1,096,963
Commercial Services - 6.0%
American Public Education, Inc. (a)	5,532	131,828
Cardtronics PLC - Class A (a)	19,870	894,150
Heidrick & Struggles International, Inc.	9,758	277,322
Kelly Services, Inc. (b)	12,923	229,512
Korn/Ferry International	14,560	596,669
Resources Connection, Inc.	11,309	172,180
TrueBlue, Inc. (a)	14,157	310,180
		2,611,841
Computers - 4.6%
Diebold Nixdorf, Inc. (a)	70,092	806,759
Insight Enterprises, Inc. (a)(b)	10,412	685,838
TTEC Holdings, Inc.	12,758	506,748
		1,999,345
Educational Services - 1.0%
Perdoceo Education Corp. (a)	24,157	429,511
Electrical Components & Equipment - 1.0%
Encore Wire Corp.	4,291	233,044
Powell Industries, Inc.	4,661	192,360
		425,404
Electronics - 6.0%
Benchmark Electronics, Inc.	11,313	348,214
Comtech Telecommunications Corp.	8,082	233,651
Sanmina Corp. (a)	26,612	847,326
SMART Global Holdings, Inc. (a)	15,040	453,607
TTM Technologies, Inc. (a)(b)	49,006	705,196
		2,587,994
Energy-Alternate Sources - 0.2%
FutureFuel Corp.	6,943	76,095
Engineering & Construction - 2.4%
Arcosa, Inc.	11,869	519,269
Comfort Systems USA, Inc.	10,797	500,981
		1,020,250
Food - 1.9%
John B Sanfilippo & Son, Inc.	2,946	248,348
Seneca Foods Corp. (a)	5,720	226,226
SpartanNash Co.	28,036	341,478
		816,052
Forest Products & Paper - 2.0%
Mercer International, Inc.	43,877	483,086
Schweitzer-Mauduit International, Inc. (b)	10,365	363,086
		846,172
Healthcare-Products - 0.5%
AngioDynamics, Inc. (a)	8,003	110,201
Meridian Bioscience, Inc.	11,763	115,748
		225,949
Healthcare-Services - 3.1%
Magellan Health, Inc. (a)	9,745	713,431
Medpace Holdings, Inc. (a)(b)	7,534	644,534
		1,357,965
Home Builders - 3.9%
LCI Industries	6,328	683,234
Meritage Homes Corp. (a)	13,926	988,189
		1,671,423
Home Furnishings - 1.5%
Ethan Allen Interiors, Inc.	10,506	169,672
Sleep Number Corp. (a)(b)	9,303	479,942
		649,614
Household Products/Wares - 2.1%
Central Garden & Pet Co. (a)(b)	21,537	693,707
Quanex Building Products Corp.	12,899	228,570
		922,277
Housewares - 0.6%
Tupperware Brands Corp. (b)	39,931	249,968
Information - 1.1%
Gannett Co, Inc. (b)	74,029	452,317
Internet - 2.3%
Shutterstock, Inc. (a)(b)	6,947	301,013
Stamps.com, Inc. (a)(b)	9,216	686,500
		987,513
Lodging - 0.6%
The Marcus Corp.	9,207	268,384
Manufacturing - 4.0%
Coca-Cola Consolidated, Inc.	2,800	758,268
Haynes International, Inc.	3,113	83,460
Lydall, Inc. (a)	9,594	196,101
Medifast, Inc.	2,729	263,703
Newpark Resources, Inc. (a)	29,264	146,320
US Concrete, Inc. (a)	7,951	282,976
		1,730,828
Metal Fabricate/Hardware - 1.6%
Mueller Industries, Inc.	15,032	438,484
Olympic Steel, Inc.	16,589	243,858
		682,342
Mining - 0.9%
Kaiser Aluminum Corp.	4,003	400,900
Miscellaneous Manufacturing - 4.4%
EnPro Industries, Inc.	9,388	548,635
Hillenbrand, Inc.	16,380	475,511
Myers Industries, Inc.	12,290	198,852
Trinseo SA	24,297	697,810
		1,920,808
Oil & Gas Services - 0.5%
Matrix Service Co. (a)	10,201	205,244
Pharmaceuticals - 4.2%
Corcept Therapeutics, Inc. (a)(b)	29,776	377,262
Eagle Pharmaceuticals, Inc. (a)(b)	5,709	307,259
Lannett Co, Inc. (a)(b)	29,945	243,752
Supernus Pharmaceuticals, Inc. (a)	20,851	476,862
USANA Health Sciences, Inc. (a)	4,564	281,599
Vanda Pharmaceuticals, Inc. (a)	10,696	136,374
		1,823,108
Retail - 13.7%
Genesco, Inc. (a)(b)	11,059	434,840
GMS, Inc. (a)	24,695	659,850
Haverty Furniture Cos, Inc.	8,688	174,889
Hibbett Sports, Inc. (a)	10,890	269,854
La-Z-Boy, Inc.	12,860	394,030
Michaels Cos., Inc. (a)(b)	140,216	691,265
PetMed Express, Inc. (b)	6,359	160,310
RH (a)(b)	4,062	847,943
Shoe Carnival, Inc. (b)	7,951	285,123
Signet Jewelers Ltd. (b)	44,808	1,089,283
The Buckle, Inc. (b)	16,016	390,951
The Cato Corp. - Class A (b)	9,717	155,861
Zumiez, Inc. (a)(b)	11,519	359,047
		5,913,246
Semiconductors - 4.3%
Diodes, Inc. (a)	10,346	534,268
Rambus, Inc. (a)	34,628	549,546
Ultra Clean Holdings, Inc. (a)	14,339	329,940
Xperi Corp. (b)	27,399	440,850
		1,854,604
Software - 4.0%
Computer Programs & Systems, Inc. (b)	4,483	116,558
CSG Systems International, Inc.	8,790	437,918
ManTech International Corp. VA - Class A	9,337	749,574
Progress Software Corp.	9,840	444,079
		1,748,129
Transportation - 1.5%
ArcBest Corp.	17,259	385,049
Echo Global Logistics, Inc. (a)(b)	13,890	269,188
		654,237
Transportation and Warehousing - 0.6%
SEACOR Holdings, Inc. (a)(b)	7,206	270,874
TOTAL COMMON STOCKS (Cost $42,156,949)		42,500,845

REAL ESTATE INVESTMENT TRUSTS - 1.5%
Easterly Government Properties, Inc. (b)	26,907	651,418
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $629,893)		651,418

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account, 1.50% (c)	38,556	38,556
TOTAL SHORT-TERM INVESTMENTS (Cost $38,556)		38,556

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.3%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (c)	10,908,565	10,908,565
TOTAL INVESMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,908,565)		10,908,565

Total Investments (Cost $53,733,963) - 125.2%		54,099,384
Liabilities in Excess of Other Assets - (25.2)%		(10,904,419)
TOTAL NET ASSETS - 100.0%		$43,194,965

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of January 31, 2020. The total value of securites on loan is $10,231,907 or 23.7% of net assets.
(c)	The rate shown is as of January 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 42,500,845	$ -	$ -	$ -	$ 42,500,845
Real Estate Investment Trusts	651,418	-	-	-	651,418
Short-Term Investments	38,556	-	-	-	38,556
Investments Purchased with Proceeds from Securities Lending	-	-	-	10,908,565	10,908,565
Total Investments in Securities	$ 43,190,819	$ -	$ -	$ 10,908,565	$ 54,099,384
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.